ABERDEEN FUNDS

Aberdeen Equity Long-Short Fund

Aberdeen U.S. Small Cap Equity Fund

Aberdeen China Opportunities Fund

Aberdeen International Equity Fund

Aberdeen Global Equity Fund

Aberdeen Diversified Income Fund

Aberdeen Dynamic Allocation Fund

Aberdeen Diversified Alternatives Fund

Aberdeen Asia Bond Fund

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

Aberdeen Emerging Markets Fund

Aberdeen Emerging Markets Debt Fund

Aberdeen Global Unconstrained Fixed Income Fund (formerly, Aberdeen Global Fixed Income Fund)

Aberdeen International Small Cap Fund

Aberdeen Tax-Free Income Fund

Aberdeen U.S. Multi-Cap Equity Fund

Aberdeen Japanese Equities Fund

Aberdeen U.S. Mid Cap Equity Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated June 29, 2017 to each Fund’s Prospectus dated February 28, 2017, as supplemented to date (the “Prospectus”)

Effective on September 1, 2017, the following replaces the section entitled “Investing with Aberdeen Funds — Comparing Class A, Class C and Class T shares” beginning on page 165 of the Prospectus:

Comparing Class A, Class C and Class T Shares

Class A Shares

Front-end sales charge up to 5.75% (equity funds) or 4.25% (fixed income funds) for Class A Shares	The offering price of the shares includes a front-end sales charge which means that a portion of your initial investment goes toward the sales charge and is not invested.

Contingent deferred sales charge (CDSC) up to 1.00% (1)	Reduction and waivers of sales charges may be available.

Annual service and/or 12b-1 fee of 0.25% Administrative services fee of up to 0.25%	Total annual operating expenses are lower than Class C expenses which means higher dividends and/or NAV per share. No conversion feature. No maximum investment amount.

Class C Shares

No front-end sales charge. CDSC of 1.00%(2)	No front-end sales charge means your full investment immediately goes toward buying shares. No reduction of CDSC, but waivers may be available.

The CDSC declines to zero after one year.

Annual service and/or 12b-1 fee of 1.00% No administrative services fee

Total annual operating expenses are higher than Class A expenses, which means lower dividends and/or NAV per share.

No conversion feature.

Maximum investment amount of $1,000,000(3). Larger investments may be rejected.

Class T Shares

Front-end sales charge up to 2.50% for Class T Shares	The offering price of the shares includes a front-end sales charge which means that a portion of your initial investment goes toward the sales charge and is not invested.

No CDSC	No reductions or waivers of sales charges are available, except in certain limited circumstances.

Annual service and/or 12b-1 fee of 0.25% Administrative services fee of up to 0.25%

Total annual operating expenses are lower than Class C expenses, which means higher dividends and/or NAV per share.

No conversion feature.

No maximum investment amount.

Class T shares are available to brokerage retirement accounts through certain financial intermediaries and may also be available to taxable brokerage accounts through such intermediaries.

(1)                     Unless you are otherwise eligible to purchase Class A shares without a sales charge, a CDSC of up to 1.00% (up to 0.75% for the Emerging Markets Debt Fund, Global Unconstrained Fixed Income Fund, Tax-Free Income Fund and Asia Bond Fund and up to 0.50% of the U.S. Small Cap Equity Fund prior to May 1, 2017) will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder’s fee was paid.

(2)                     A 1.00% CDSC will be assessed when Class C shares are redeemed within one year of purchase; however, the CDSC shall not apply to redemptions of Class C shares that were purchased through a financial intermediary that was not paid a commission by the Fund’s distributor or Adviser at the time of purchase.

(3)                     This limit was calculated based on a one-year holding period.

Effective on September 1, 2017, the following replaces the section entitled “Investing with Aberdeen Funds — Share Classes — Waiver of Contingent Deferred Sales Charges — Class A and Class C Shares” beginning on page 169 of the Prospectus:

Waiver of Contingent Deferred Sales Charges —Class A and Class C Shares

The CDSC may be waived on:

•                  the redemption of Class A or Class C shares purchased through reinvested dividends or distributions;

•                  Class A or Class C shares sold following the death or disability of a shareholder, provided the redemption occurs within one year of the shareholder’s death or disability;

•                  mandatory withdrawals of Class A or Class C shares from traditional IRA accounts after age 70½ and for other required distributions from retirement accounts;

•                  redemptions of Class C shares from “Retirement Plans,” as defined on pages 168-169, if no commission was paid by the Adviser on the purchase of the shares being redeemed; and

•                  redemptions of Class C shares purchased that were purchased through a financial intermediary that did not receive a commission from the Fund’s distributor or Adviser at the time of purchase.

If a CDSC is charged when you redeem your Class C shares, and you then reinvest the proceeds in Class C shares within 30 days, shares equal to the amount of the CDSC are re-deposited into your new account.

If you qualify for a waiver of a CDSC, you must notify Customer Service, your financial advisor or intermediary at the time of purchase and must also provide any required evidence showing that you qualify. Your financial intermediary may not have the capability to waive such sales charges. For more complete information, see “Broker-Defined Sales Charge Waiver Policies” on page 223 of this prospectus.

Effective on September 1, 2017, the following replaces the section entitled “Investing with Aberdeen Funds — Share Classes — Class C Shares” beginning on page 170 of the Prospectus:

Class C Shares

Class C shares may be appropriate if you are uncertain how long you will hold your shares. If you redeem your Class C shares within the first year after you purchase them you must pay a CDSC of 1% unless you qualify for a waiver.

For Class C shares, the CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. If you redeem a portion of your shares, shares that are not subject to a CDSC are redeemed first, followed by shares that you have owned the longest. This minimizes the CDSC that you pay. See “Waiver of Contingent Deferred Sales Charges - Class A and Class C Shares” for a list of situations where a CDSC may be waived.

The Fund’s distributor or Adviser may compensate broker-dealers and financial intermediaries for sales of Class C shares from its own resources at the rate of 1.00% of sales.

Effective immediately, the following replaces the information with respect to Hugh Young in the Portfolio Manager table for the Aberdeen Asia-Pacific (ex-Japan) Equity Fund, Aberdeen China Opportunities Fund, Aberdeen Emerging Markets Fund and Aberdeen Japanese Equities Fund in the section entitled, “Fund Management — Portfolio Management” beginning on page 153 of the Prospectus:

Portfolio Manager	Funds

Hugh Young, Managing Director

Hugh Young is a Director of Aberdeen Asset Management PLC and Managing Director of the Group’s Asian business. He has overall responsibility for the Group’s active equity, fixed income and property capabilities. Hugh joined Aberdeen in 1985 to manage Asian equities from London, having previously held posts at Fidelity International and MGM Assurance. He founded Singapore-based Aberdeen Asia in 1992 and since then he has built the company into one of the largest and most well-respected managers of such assets globally. Hugh graduated with a BA (Hons) in Politics from Exeter University.

Aberdeen Asia-Pacific (ex-Japan) Equity Fund Aberdeen China Opportunities Fund Aberdeen Emerging Markets Fund Aberdeen Japanese Equities Fund

Please retain this Supplement for future reference.

ABERDEEN FUNDS

Aberdeen Equity Long-Short Fund

Aberdeen U.S. Small Cap Equity Fund

Aberdeen China Opportunities Fund

Aberdeen International Equity Fund

Aberdeen Global Equity Fund

Aberdeen Diversified Income Fund

Aberdeen Dynamic Allocation Fund

Aberdeen Diversified Alternatives Fund

Aberdeen Asia Bond Fund

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

Aberdeen Emerging Markets Fund

Aberdeen Emerging Markets Debt Fund

Aberdeen Global Unconstrained Fixed Income Fund (formerly, Aberdeen Global Fixed Income Fund)

Aberdeen International Small Cap Fund

Aberdeen Tax-Free Income Fund

Aberdeen U.S. Multi-Cap Equity Fund

Aberdeen Japanese Equities Fund

Aberdeen U.S. Mid Cap Equity Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated June 29, 2017 to each Fund’s Statement of Additional Information dated February 28, 2017, as supplemented to date (the “SAI”)

Effective on September 1, 2017, the following replaces the section entitled “ADDITIONAL INFORMATION ON PURCHASES AND SALES — CDSC for Class C Shares” beginning on page 147 of the SAI:

CDSC for Class C Shares

You will pay a CDSC of 1.00% if you sell your Class C shares within the first year after you purchased the shares; however, the CDSC shall not apply to redemptions of Class C shares that were purchased through a financial intermediary that was not paid a commission by the Fund’s distributor or Adviser at the time of purchase.  The distributor or the Funds’ Adviser compensates broker-dealers and financial intermediaries for sales of Class C shares from its own resources at the rate of 1.00% of sales of Class C shares of the Funds. The CDSC is never imposed on dividends, whether paid in cash or reinvested, or on appreciation over the initial purchase price. The CDSC applies only to the lesser of the original investment or current market value.

Effective immediately, the following replaces the information with respect to Ralph Bassett in the table setting forth each portfolio manager’s ownership in the Funds that he or she manages as of October 31, 2016, in the section entitled, “INVESTMENT ADVISORY AND OTHER SERVICES — Portfolio Managers” on page 128 of the SAI:

Portfolio Manager	Portfolio Managed	Dollar Range of Portfolio Shares Owned
Ralph Bassett	Equity Long-Short Fund	None
	U.S. Mid Cap Equity Fund	None
	U.S. Multi-Cap Equity Fund	None
	U.S. Small Cap Equity Fund	$100,001-$500,000

Please retain this Supplement for future reference.